Assets Pledged as Collateral or for Security (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Assets Pledged as Collateral or for Security
The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$2,583,372	$2,717,813	$82,885
Trade receivables	-	391,030	11,925
Property, plant and equipment	67,958	913	28
Investment properties	18,915,931	18,932,469	577,385
Other financial assets (including current and non-current)	470,420	514,087	15,679

	$22,037,681	$22,556,312	$687,902